UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.6%
Australia & New Zealand Banking Group Ltd., 0.255%, 4/23/2013	30,000,000	30,000,092
Banco del Estado de Chile:
0.23%, 6/10/2013	50,000,000	50,000,000
0.24%, 5/14/2013	40,000,000	40,000,000
Caisse des Depots et Consignations, 1.25%, 9/20/2013	20,000,000	20,090,378
China Construction Bank Corp.:
0.32%, 5/28/2013	20,000,000	20,000,000
0.33%, 4/16/2013	30,000,000	30,000,000
0.33%, 5/31/2013	33,500,000	33,500,000
Credit Suisse, 0.32%, 4/2/2013	21,000,000	21,000,085
DnB Bank ASA:
0.22%, 6/4/2013	32,000,000	32,000,000
0.225%, 7/3/2013	15,000,000	15,000,000
DZ Bank AG:
0.17%, 4/18/2013	25,000,000	25,000,000
0.22%, 5/10/2013	25,000,000	25,000,000
0.22%, 6/5/2013	25,000,000	25,000,000
Export Development Canada, 144A, 0.335%, 5/23/2013	5,000,000	5,000,000
Industrial & Commercial Bank of China:
0.29%, 5/28/2013	20,000,000	20,000,000
0.29%, 6/4/2013	30,000,000	30,000,000
Landesbank Hessen-Thueringen Girozentrale, 0.51%, 4/11/2013	1,250,000	1,250,104
Natixis, 0.2%, 4/15/2013	25,000,000	25,000,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	36,000,000	36,000,000
0.29%, 5/14/2013	8,000,000	8,000,000
0.3%, 6/13/2013	26,000,000	26,000,000
0.3%, 6/14/2013	15,000,000	15,000,000
Rabobank Nederland NV:
0.26%, 9/12/2013	25,000,000	25,001,131
0.27%, 9/9/2013	10,000,000	10,000,000
Standard Chartered Bank, 0.25%, 4/9/2013	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp., 0.25%, 4/8/2013	9,500,000	9,500,092
Toronto-Dominion Bank, 0.3%, 4/22/2013	15,000,000	15,000,349

Total Certificates of Deposit and Bank Notes (Cost $617,342,231)		617,342,231
Commercial Paper 44.5%
Issued at Discount ** 38.3%
Antalis U.S. Funding Corp.:
144A, 0.2%, 4/2/2013	30,000,000	29,999,833
144A, 0.23%, 4/8/2013	42,490,000	42,488,100
Autobahn Funding Co., LLC, 144A, 0.25%, 4/2/2013	18,500,000	18,499,871
Bank of China Ltd., 0.29%, 6/10/2013	50,000,000	49,971,806
Barclays Bank PLC, 0.18%, 4/10/2013	25,000,000	24,998,875
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	12,000,000	11,988,800
144A, 0.39%, 10/21/2013	12,000,000	11,973,610
144A, 0.42%, 1/3/2014	12,000,000	11,961,220
BNZ International Funding Ltd., 144A, 0.22%, 4/16/2013	25,000,000	24,997,708
Caisse des Depots et Consignations:
144A, 0.26%, 4/9/2013	30,000,000	29,998,267
144A, 0.265%, 4/11/2013	20,000,000	19,998,528
144A, 0.27%, 8/5/2013	40,975,000	40,936,279
144A, 0.275%, 4/26/2013	40,000,000	39,992,361
Collateralized Commercial Paper Co., LLC:
0.33%, 4/4/2013	50,000,000	49,998,625
0.33%, 4/22/2013	35,000,000	34,993,262
Collateralized Commercial Paper II Co., LLC:
144A, 0.25%, 7/9/2013	10,000,000	9,993,125
144A, 0.27%, 7/1/2013	12,000,000	11,991,810
144A, 0.3%, 6/3/2013	50,000,000	49,973,750
144A, 0.32%, 5/14/2013	32,000,000	31,987,769
144A, 0.33%, 5/15/2013	32,000,000	31,987,093
CRC Funding LLC, 144A, 0.25%, 5/20/2013	25,000,000	24,991,833
DBS Bank Ltd.:
144A, 0.25%, 7/8/2013	33,500,000	33,477,201
144A, 0.25%, 9/12/2013	50,000,000	49,943,056
DnB Bank ASA:
0.24%, 5/13/2013	25,000,000	24,993,000
0.26%, 4/8/2013	45,000,000	44,997,725
Erste Abwicklungsanstalt:
0.24%, 5/28/2013	35,000,000	34,986,700
0.24%, 8/1/2013	25,000,000	24,979,667
0.25%, 9/5/2013	19,000,000	18,979,285
0.25%, 9/17/2013	35,000,000	34,958,924
0.4%, 10/11/2013	15,000,000	14,967,833
0.41%, 8/1/2013	20,000,000	19,972,211
0.43%, 7/19/2013	45,000,000	44,941,412
0.46%, 4/11/2013	25,000,000	24,996,806
0.48%, 5/2/2013	20,000,000	19,991,733
0.53%, 7/1/2013	50,000,000	49,933,014
General Electric Capital Corp., 0.25%, 5/1/2013	70,500,000	70,485,312
Hannover Funding Co., LLC:
0.27%, 4/15/2013	25,000,000	24,997,375
0.28%, 4/26/2013	48,500,000	48,490,569
0.28%, 4/29/2013	40,000,000	39,991,289
Kells Funding LLC:
144A, 0.25%, 9/17/2013	25,000,000	24,970,660
144A, 0.25%, 9/20/2013	20,000,000	19,976,111
144A, 0.26%, 8/19/2013	35,000,000	34,964,611
144A, 0.26%, 8/27/2013	15,000,000	14,983,967
144A, 0.34%, 5/28/2013	15,000,000	14,991,925
144A, 0.41%, 4/4/2013	55,000,000	54,998,121
144A, 0.42%, 4/2/2013	32,500,000	32,499,621
Kreditanstalt Fuer Wiederaufbau:
144A, 0.19%, 5/2/2013	25,000,000	24,995,910
144A, 0.19%, 6/25/2013	25,000,000	24,988,785
Liberty Street Funding LLC, 144A, 0.18%, 4/2/2013	40,000,000	39,999,800
LMA Americas LLC, 144A, 0.22%, 4/11/2013	22,900,000	22,898,601
Manhattan Asset Funding Co., LLC, 144A, 0.2%, 4/17/2013	50,000,000	49,995,556
Matchpoint Master Trust, 0.18%, 4/8/2013	15,000,000	14,999,475
Natixis U.S. Finance Co., LLC:
0.18%, 4/1/2013	100,000,000	100,000,000
0.18%, 4/9/2013	3,482,000	3,481,861
Nederlandse Waterschapsbank NV, 0.27%, 9/19/2013	40,000,000	39,948,700
Nestle Finance International Ltd., 0.27%, 5/7/2013	50,000,000	49,986,500
Nieuw Amsterdam Receivables Corp., 144A, 0.2%, 5/17/2013	88,700,000	88,677,332
Nordea North America, Inc.:
0.26%, 8/26/2013	25,500,000	25,472,927
0.275%, 7/16/2013	20,000,000	19,983,806
Scaldis Capital LLC, 0.19%, 4/18/2013	50,000,000	49,995,514
Skandinaviska Enskilda Banken AB, 0.24%, 4/4/2013	50,000,000	49,999,000
Standard Chartered Bank, 0.27%, 7/11/2013	60,000,000	59,954,550
Sydney Capital Corp.:
144A, 0.24%, 6/14/2013	15,000,000	14,992,600
144A, 0.25%, 5/14/2013	11,000,000	10,996,715
144A, 0.28%, 4/9/2013	16,500,000	16,498,973
UOB Funding LLC, 0.25%, 8/26/2013	20,000,000	19,979,583
Victory Receivables Corp.:
144A, 0.2%, 5/2/2013	25,000,000	24,995,694
144A, 0.21%, 5/13/2013	30,000,000	29,992,650
Working Capital Management Co., 144A, 0.21%, 4/9/2013	18,750,000	18,749,125

		2,228,774,310
Issued at Par 6.2%
ASB Finance Ltd., 144A, 0.501% *, 4/30/2013	73,000,000	73,000,000
Atlantic Asset Securitization LLC, 144A, 0.253% *, 9/4/2013	30,000,000	29,998,874
Australia & New Zealand Banking Group Ltd.:
144A, 0.339% *, 5/20/2013	25,000,000	25,004,386
144A, 0.36% *, 12/6/2013	35,000,000	35,000,000
BNZ International Funding Ltd., 144A, 0.472% *, 5/9/2013	22,000,000	22,000,000
Commonwealth Bank of Australia, 144A, 0.339% *, 5/17/2013	20,000,000	20,003,210
Kells Funding LLC:
144A, 0.303% *, 10/21/2013	15,000,000	15,000,069
144A, 0.353% *, 9/3/2013	25,000,000	25,000,000
National Australia Bank Ltd., 144A, 0.223% *, 4/5/2013	50,000,000	50,000,000
Westpac Banking Corp.:
144A, 0.293% *, 9/3/2013	15,000,000	15,000,000
144A, 0.34% *, 11/29/2013	25,000,000	25,000,000
144A, 0.54% *, 4/26/2013	25,000,000	25,000,000

		360,006,539

Total Commercial Paper (Cost $2,588,780,849)		2,588,780,849
Short-Term Notes * 15.5%
Bank of Nova Scotia:
0.24%, 8/9/2013	30,000,000	30,000,000
0.29%, 1/10/2014	32,250,000	32,250,000
0.292%, 1/10/2014	30,600,000	30,600,000
Canadian Imperial Bank of Commerce:
0.315%, 3/21/2014	15,000,000	15,000,000
0.32%, 4/26/2013	35,700,000	35,700,000
0.49%, 4/26/2013	75,000,000	75,000,000
HSBC Bank PLC, 144A, 0.72%, 5/15/2013	35,000,000	35,018,957
JPMorgan Chase Bank NA, 0.373%, 6/18/2013	25,000,000	25,009,352
Kommunalbanken AS, 144A, 0.19%, 2/26/2014	17,500,000	17,500,000
National Australia Bank Ltd.:
0.282%, 8/13/2013	32,000,000	32,000,000
144A, 0.993%, 11/8/2013	49,000,000	49,203,174
Rabobank Nederland NV:
0.371%, 1/27/2014	38,000,000	38,000,000
0.383%, 6/27/2013	25,000,000	25,000,000
0.392%, 11/14/2013	50,000,000	50,000,000
0.448%, 5/7/2013	50,000,000	50,000,000
144A, 0.5%, 8/16/2014	26,000,000	26,000,000
Royal Bank of Canada:
0.34%, 2/28/2014	50,000,000	50,000,000
0.34%, 3/21/2014	25,000,000	25,000,000
0.52%, 6/13/2013	22,500,000	22,500,000
Toronto-Dominion Bank, 0.293%, 4/19/2013	65,000,000	65,002,686
Wells Fargo Bank NA:
0.194%, 11/22/2013	20,000,000	20,000,000
0.253%, 3/7/2014	25,000,000	25,000,000
Westpac Banking Corp.:
0.34%, 11/15/2013	50,000,000	50,000,000
0.373%, 5/3/2013	35,000,000	35,002,713
0.462%, 8/9/2013	45,000,000	45,000,000

Total Short-Term Notes (Cost $903,786,882)		903,786,882
Municipal Bonds and Notes 7.4%
Alabama, Wells Fargo Stage Trust, Series 82C, 144A, 0.13% ***, 9/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,745,000	7,745,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.33% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
DeKalb County, GA, Development Authority, 0.16%, 6/12/2013	10,560,000	10,559,583
Iowa, Wells Fargo Stage Trust, Series 24C, 144A, 0.2% ***, 6/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	15,115,000	15,115,000
Kentucky, State Housing Corp., Housing Revenue, Series H, AMT, 0.13% ***, 7/1/2036, SPA: State Street Bank & Trust Co.	4,385,000	4,385,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.13% ***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,970,000	11,970,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.19% ***, 3/1/2039, LOC: TD Bank NA	4,620,000	4,620,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.34% ***, 7/1/2032, LOC: Northern Trust Co.	5,375,000	5,375,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.17% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	15,000,000	15,000,000
Mississippi, State Development Bank Special Obligation, Series B, 0.21% ***, 10/1/2031, LOC: Bank of America NA	14,500,000	14,500,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series 6, 0.19% ***, 11/1/2037, LOC: Citibank NA	17,340,000	17,340,000
New York, RIB Floater Trust, Series 1WE, 144A, 0.19% ***, 9/30/2013, LIQ: Barclays Bank PLC	20,000,000	20,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.18% ***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.13% ***, 9/1/2040, LIQ: Wells Fargo Bank NA	19,230,000	19,230,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Campbell University, 0.14% ***, 10/1/2034, LOC: Branch Banking & Trust	5,420,000	5,420,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.18% ***, 8/1/2014, LIQ: Citibank NA	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.22% ***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Rhode Island, State Student Loan Authority, Student Loan Revenue, Series B, 0.14% ***, 6/1/2052, LOC: State Street Bank & Trust Co.	15,000,000	15,000,000
San Jose, CA, Financing Authority Lease Revenue, TECP:
0.29%, 6/14/2013, LOC: State Street Bank & Trust Co.	9,547,000	9,547,000
0.29%, 6/14/2013, LOC: U.S. Bank NA	9,546,000	9,546,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.13% ***, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,245,000	10,245,000
Texas, General Obligation, Series II-C, 0.17% ***, 6/1/2029, SPA: JPMorgan Chase Bank NA	14,965,000	14,965,000
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.15% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	40,000,000	40,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	33,000,000	33,310,448
Texas, Wells Fargo Stage Trust, Series 5C, 144A, 0.13% ***, 3/1/2043, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	12,500,000	12,500,000
University of California, Series Z-1, 0.16% ***, 7/1/2041	27,300,000	27,300,000
Washington, Wells Fargo Stage Trust, Series 80C, 144A, 0.13% ***, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000

Total Municipal Bonds and Notes (Cost $429,843,031)		429,843,031
Government & Agency Obligations 3.9%
U.S. Government Sponsored Agencies 2.8%
Federal Home Loan Bank:
0.17% *, 11/8/2013	5,000,000	4,998,795
0.23%, 4/25/2013	22,500,000	22,500,000
0.32% *, 4/5/2013	20,000,000	19,999,978
0.32% *, 4/12/2013	20,000,000	19,999,939
0.36%, 5/16/2013	18,750,000	18,752,584
0.5%, 12/13/2013	15,000,000	15,034,487
0.875%, 12/27/2013	20,000,000	20,103,329
Federal Home Loan Mortgage Corp.:
0.171% **, 5/6/2013	15,000,000	14,997,448
3.5%, 5/29/2013	23,000,000	23,119,495

		159,506,055
U.S. Treasury Obligations 1.1%
U.S. Treasury Notes:
0.5%, 10/15/2013	25,000,000	25,040,058
0.5%, 11/15/2013	15,000,000	15,028,495
4.0%, 2/15/2014	25,000,000	25,835,785

		65,904,338

Total Government & Agency Obligations (Cost $225,410,393)		225,410,393
Short-Term U.S. Treasury Obligation 1.2%
U.S. Treasury Bill, 0.177% **, 10/17/2013 (Cost $68,557,666)	68,625,000	68,557,666
Time Deposits 11.4%
Banque Federative du Credit Mutuel, 0.16%, 4/2/2013	100,000,000	100,000,000
Citibank NA, 0.15%, 4/1/2013	162,000,000	162,000,000
Credit Agricole Corporate & Investment Bank, 0.17%, 4/1/2013	200,000,000	200,000,000
DnB Bank ASA, 0.1%, 4/1/2013	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB, 0.11%, 4/1/2013	100,000,000	100,000,000

Total Time Deposits (Cost $662,000,000)		662,000,000
Repurchase Agreements 4.8%
BNP Paribas, 0.29%, dated 3/11/2013, to be repurchased at $50,012,486 on 4/11/2013 (a)	50,000,000	50,000,000
HSBC Securities, Inc., 0.22%, dated 3/28/2013, to be repurchased at $21,000,513 on 4/1/2013 (b)	21,000,000	21,000,000
JPMorgan Securities, Inc., 0.403%, dated 3/18/2013, to be repurchased at $114,967,844 on 3/18/2014 (c)	114,500,000	114,500,000
Merrill Lynch & Co., Inc., 0.15%, dated 3/28/2013, to be repurchased at $30,887,442 on 4/1/2013 (d)	30,886,927	30,886,927
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $60,052,700 on 9/3/2013 (e)	60,000,000	60,000,000

Total Repurchase Agreements (Cost $276,386,927)		276,386,927

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,772,107,979) †	99.3	5,772,107,979
Other Assets and Liabilities, Net	0.7	38,330,999

Net Assets	100.0	5,810,438,978

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2013.

†	The cost for federal income tax purposes was $5,772,107,979.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
115,000	ABN AMRO Bank NV	1.375	1/22/2016	115,342
725,000	Bristol-Myers Squibb Co.	3.25	8/1/2042	641,360
917,384	CNOOC Finance 2003 Ltd.	5.5	5/21/2033	1,070,441
267,841	CNOOC Finance 2012 Ltd.	3.875	5/2/2022	284,136
4,922,251	CNPC HK Overseas Capital Ltd.	5.95	4/28/2041	6,168,966
85,000	Coca-Cola Co.	3.3	9/1/2021	92,349
1,699,909	Corp. Andina de Fomento	5.75	1/12/2017	1,949,244
150,000	Credit Agricole SA	3.5	4/13/2015	158,226
412,856	Credit Suisse AG	1.625	3/6/2015	420,958
2,864,893	Dolphin Energy Ltd.	5.5	12/15/2021	3,357,615
135,000	Duke Energy Indiana, Inc.	6.35	8/15/2038	177,077
1,198,766	European Investment Bank	1.125	8/15/2014	1,212,844
1,715,514	Florida Power & Light Co.	3.8	12/15/2042	1,701,094
547,134	Florida Power Corp.	3.1	8/15/2021	581,403
695,000	General Electric Capital Corp.	5.875-6.75	3/15/2032-1/14/2038	881,118
70,488	KFW	4.0	1/27/2020	82,272
204,414	Korea Development Bank	3.875	5/4/2017	225,264
683,644	Korea East-West Power Co., Ltd.	2.5	7/16/2017	706,806
4,588,394	Korea Expressway Corp.	5.125	5/20/2015	5,034,167
2,223,761	Korea Hydro & Nuclear Power Co., Ltd.	6.25	6/17/2014	2,397,625
700,000	Macquarie Bank Ltd.	3.45	7/27/2015	720,310
275,000	McDonald's Corp.	4.875	7/15/2040	319,598
1,941,373	Merck & Co., Inc.	5.3-6.5	12/1/2013-12/1/2033	2,394,621
224,069	National Australia Bank Ltd.	0.998	4/11/2014	226,169
2,518,909	National Bank of Canada	1.65	1/30/2014	2,551,802
119	Norddeutsche Landesbank Girozentrale	0.875	10/16/2015	119
1,799,744	Nordea Bank AB	2.25	3/20/2015	1,851,181
520,000	Northern States Power Co.	3.4	8/15/2042	476,274
562,572	Novartis Capital Corp.	4.4	4/24/2020	660,134
1,773,660	Pfizer, Inc.	7.2	3/15/2039	2,626,524
1,670,000	Philip Morris International, Inc.	2.625-4.375	3/6/2023-11/15/2041	1,683,843
748,069	Public Service Co. of Colorado	3.6	9/15/2042	708,085
5,000,000	Shinhan Bank	4.125	10/4/2016	5,537,688
208,012	Siemens Financieringsmaatschappij NV	6.125	8/17/2026	273,500
280,000	SpareBank 1 Boligkreditt AS	2.625	5/27/2016	297,450
109,844	Total Capital SA	4.45	6/24/2020	128,621
14,894	Wal-Mart Stores, Inc,	5.625	4/15/2041	19,068
2,415,000	Walt Disney Co.	2.75	8/16/2021	2,494,454
2,278,985	Wells Fargo & Co.	0.501	10/28/2015	2,272,252
Total Collateral Value				52,500,000

(b)	Collateralized by $19,851,041 Government National Mortgage Association, 3.5%, maturing on 7/15/2042 with a value of $21,422,374.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,825,204	Ally Auto Receivables Trust	1.06	5/15/2017	13,203,796
53,805,000	MT Wilson CLO II Ltd.	0.508	7/11/2020	53,128,259
51,341,777	Wachovia Student Loan Trust	0.471	4/25/2040	44,487,972
93,643,047	WFRBS Commercial Mortgage Trust	1.697	3/15/2044	7,547,605
Total Collateral Value				118,367,632

(d) Collateralized by $31,402,000 U.S. Treasury Note, 0.75%, maturing on 8/15/2013 with a value of $31,504,667.
(e) Collateralized by $61,191,500 U.S. Treasury Note, 0.125%, maturing on 12/31/2013 with a value of $61,200,092.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$5,495,721,052	$—	$5,495,721,052
Repurchase Agreements	—	276,386,927	—	276,386,927
Total	$—	$5,772,107,979	$—	$5,772,107,979

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013